UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2018

Date of reporting period: May 31, 2018

Item 1. Reports to Stockholders.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Hull Tactical US ETF

Semi-Annual Report

May 31, 2018

(Unaudited)

Hull Tactical US ETF

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	2
Statement of Operations	3
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to the Financial Statements	6
Approval of Advisory and Sub-Advisory Agreements and Board Considerations	16
Disclosure of Fund Expenses	19
Supplemental Information	20

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (844) 485-5383 ((844) Hull ETF); and (ii) on the Commission’s website at http://www.sec.gov.

Hull Tactical US ETF

Schedule of Investments

May 31, 2018 (Unaudited)

Sector Weightings†

† Percentages are based on total investments.

Description	Shares	Fair Value

SCHEDULE OF INVESTMENTS

EXCHANGE-TRADED FUND — 71.5%
SPDR S&P 500 ETF Trust‡	188,566	$51,090,072

Total Investments - 71.5%
(Cost $49,057,350)		$51,090,072

Percentages based on Net Assets of $71,456,158.

ETF — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

S&P — Standard & Poor’s

‡	The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500 Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

As of May 31, 2018, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the six months ended May 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. For the six months ended May 31, 2018, there were no Level 3 investments.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.

1

Hull Tactical US ETF

Statement of Assets and Liabilities

May 31, 2018 (Unaudited)

Assets:
Investments at Cost	$49,057,350
Investments at Fair Value	$51,090,072
Cash and Cash Equivalents	19,605,992
Receivable for Investment Securities Sold	2,344,373
Dividends Receivable	17,031
Total Assets	73,057,468

Liabilities:
Payable for Investment Securities Purchased	1,544,387
Advisory Fees Payable	56,923
Total Liabilities	1,601,310

Net Assets	$71,456,158

Net Assets Consist of:
Paid-in Capital	$67,468,094
Undistributed Net Investment Income	15,722
Accumulated Net Realized Gain on Investments	1,939,620
Net Unrealized Appreciation on Investments	2,032,722

Net Assets	$71,456,158
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,650,000
Net Asset Value, Offering and Redemption Price Per Share	$26.96

The accompanying notes are an integral part of the financial statements.

2

Hull Tactical US ETF

Statement of Operations

For the six months ended May 31, 2018 (Unaudited)

Investment Income:
Dividend Income	$673,072
Interest Income	116,985
Total Investment Income	790,057

Expenses:
Advisory Fees	402,368
Total Expenses	402,368
Net Investment Income	387,689
Net Realized Gain (Loss) on:
Investments(1)	2,970,238
Futures Contracts	(1,777,372)
Net Change in Unrealized Depreciation:
Investments	(1,582,568)
Net Realized and Unrealized Loss on Investments	(389,702)
Net Decrease in Net Assets Resulting from Operations	$(2,013)

(1)	Includes realized loss as a result of in-kind transactions (See Note 5 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

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Hull Tactical US ETF

Statements of Changes in Net Assets

	Period Ended May 31, 2018 (Unaudited)	Year Ended November 30, 2017
Operations:
Net Investment Income	$387,689	$197,693
Net Realized Gain on Investments and Futures Contracts(1)	1,192,866	7,212,128
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(1,582,568)	3,161,012
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,013)	10,570,833

Distributions to Shareholders:
Net Investment Income	(569,660)	–
Net Realized Gains	(6,440,819)	(3,437,215)
Total Distributions to Shareholders	(7,010,479)	(3,437,215)

Capital Share Transactions:
Issued	9,716,692	25,522,533
Redeemed In-Kind	(30,383,560)	(16,405,815)
Increase (Decrease) in Net Assets from Capital Share Transactions	(20,666,868)	9,116,718
Total Increase (Decrease) in Net Assets	(27,679,360)	16,250,336

Net Assets:
Beginning of Year or Period	99,135,518	82,885,182
End of Year or Period (Includes Undistributed Net Investment Income of $15,722 and $197,693)	$71,456,158	$99,135,518

Share Transactions:
Issued	350,000	950,000
Redeemed In-Kind	(1,150,000)	(600,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(800,000)	350,000

(1)	Includes realized gain (loss) as a result of in-kind transactions (See Note 5 in Notes to the Financial Statements). Amounts designated as “-“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

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Hull Tactical US ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended May 31, 2018 (Unaudited) and Year or Period Ended November 30

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments		Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Market Price, End of Period	Total Return(1)		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
2018	$28.73	$0.12	$0.11	(4)	$0.23	$(0.16)	$(1.84)	(2.00)	$26.96	$26.85	0.77	%(5)	$71,456	0.91	%(6)	0.88	%(6)	574%
2017	26.74	0.06	2.95		3.01	–	(1.02)	(1.02)	28.73	28.74	11.60		99,136	0.91		0.20		1827
2016	24.71	(0.16)	2.19		2.03	–	0.00 (3)	0.00 (3)	26.74	26.78	8.23		82,885	0.91		(0.63)		5091
2015‡	25.00	(0.10)	(0.19	)(4)	(0.29)	–	–	–	24.71	24.73	(1.16	)(5)	23,478	0.91	(6)	(0.89	)(6)	465

*	Per share data calculated using average shares method.
For the six months ended May 31, 2018.
‡	Inception date June 24, 2015.
(1)	Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.
(3)	Amount represents less than $0.005 per share.
(4)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales of Fund shares in relation to fluctuating market value of the investments of the Fund.
(5)	Total return for the period has not been annualized.
(6)	Annualized.

Amounts designated as “–“ are $0.

The accompanying notes are an integral part of the financial statements.

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Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the "Trust"), is a Delaware statutory trust formed on July 17, 2009 and amended on July 20, 2011. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple series of investment portfolios. The financial statements herein are those of the Hull Tactical US ETF (the “Fund”). The Fund seeks long-term capital appreciation by taking long and short positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500 Index. The Fund is classified as a “diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. HTAA, LLC (the “Investment Sub-Adviser”) and Vident Investment Advisory LLC (the “Trading Sub-Adviser”), serve as the sub-advisers to the Fund. The Fund commenced operations on June 24, 2015.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically at least 25,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities closely approximating the holdings of the Fund and/or a specified amount of cash. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies ASC (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the more recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual

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Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security will be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended May 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended May 31, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

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Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Futures Contracts — The Fund utilized futures contracts during the six months ended May 31, 2018. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. A margin deposit held at one counter party for the futures contract is included in “Deposits with Broker for Futures” on the Statement of Assets & Liabilities and U.S. Treasury Bills as noted on the Schedule of Investments. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contracts.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the six months ended May 31, 2018 that have equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of May 31, 2018, the Fund has no open futures contracts. The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Gain on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts.”

For the six months ended May 31, 2018, the monthly average notional value of long futures contracts held was $3,036,579 and short futures contracts held was $0.00.

Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard minimum creation transaction fee of $500. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500. In addition to the fixed creation or redemption transaction fee, an additional transaction fee in $500 increments may apply, based on Creation Units consisting of more than

8

Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

100 securities. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Hull Tactical US ETF	50,000	$500	$1,348,000	$500

3. OFFSETTING ASSETS AND LIABILITIES

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the statement of assets and liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of May 31, 2018, the Fund did not hold any financial instruments or derivative instruments that are subject to a master netting arrangement.

4. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC, or the Adviser, is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Investment Sub-Adviser and Trading Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Trading Sub-Adviser and regular review of the Investment Sub-Adviser’s and Trading Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.91% on the average daily net assets of the Fund. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders or settlement of orders for the purchase and sale

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Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

4. AGREEMENTS (continued)

of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

Sub-Advisory Agreements

HTAA, LLC, or the Investment Sub-Adviser, is a Delaware limited liability company, located at 141 W. Jackson Blvd., Suite 1650, Chicago, Illinois 60604. The Investment Sub-Adviser is a wholly-owned subsidiary of Hull Investments, LLC. Other than certain functions delegated to the Trading Sub-Adviser, as discussed further below, the Investment Sub-Adviser is responsible for the day-to-day management of the Fund. The Investment Sub-Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Investment Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.81% on the average daily net assets of the Fund. The Investment Sub-Adviser has agreed to assume the Adviser’s responsibility to pay, or cause to be paid, all expenses of the Fund, except Excluded Expenses.

Vident Investment Advisory, LLC, or the Trading Sub-Adviser, is a Delaware limited liability company, located at 300 Colonial Center Parkway, Suite 330, Roswell, Georgia 30076. The Trading Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Trading Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate as follows: 1) 5 basis points on $0 - $250 million in assets; 2) 4 basis points on the next $250 - $500 million in assets; and 3) 3 basis points on all assets above $500 million; subject to an annual minimum fee of $35,000.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the six months ended May 31, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

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Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Hull Tactical US ETF	$419,095,246	$431,455,324

For the six months ended May 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain
Hull Tactical US ETF	$7,895,423	$23,452,102	$386,969

There were no purchases or sales of long-term U.S. Government securities by the Fund.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the year that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
Hull Tactical US ETF
2017	$3,082,785	$354,430	$3,437,215
2016	11,285	—	11,285

As of November 30, 2017, the components of distributable earnings on a tax basis were as follows:

Hull Tactical US ETF
Undistributed Ordinary Income	$7,149,963
Undistributed Long-Term Capital Gain	384,040
Unrealized Appreciation	3,481,927
Other Accumulated Losses	(15,374)
Total Distributable Earnings	$11,000,556

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Hull Tactical US ETF	$49,206,087	$1,883,985	$—	$1,883,985

7. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

11

Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities and instruments issued by or economically tied to U.S. issuers.

Concentration Risk

The Fund may be susceptible to an increased risk of loss due to adverse occurrences to the extent the Fund’s investments are concentrated in a particular country, region, market, group of industries, sector or asset class. The ETFs that the Fund invests in track a subset of the U.S. stock market, which could cause the Fund to perform differently than the overall stock market. The S&P 500 Index may, at times, become focused in stocks of a particular sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.

Derivatives Risk

The Fund uses futures contracts, which is a type of derivative contract. Underlying ETFs, and in particular leveraged and inverse ETFs, may use futures contracts and other types of derivatives, such as options and options on futures and enter into swap agreements. A derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or an asset, rate or, in the case of the Fund, a specified index – the S&P 500. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. Gains or losses in a derivative may be magnified and may be much greater than the derivative’s original cost.

Model and Data Risk

The Investment Sub-Adviser utilizes, in part, proprietary, analytical investment models to attempt to predict the performance of the S&P 500 Index. The use of predictive models has inherent risks. Because the use of predictive models are usually constructed based on data supplied by third parties, the success of using such models as part of the Investment Sub-Adviser’s investment approach may depend heavily on the accuracy and reliability of the supplied data. If incorrect data is used, the resulting information will be incorrect, which could cause the Fund to underperform. In addition, the models may not perform as intended for many reasons, including errors, omissions, imperfections or malfunctions.

Underlying ETF Risk

The Fund will invest in (and short) ETFs, and its performance will be directly related to the performance of the Underlying ETFs. Through its positions in these Underlying ETFs, the Fund will be subject to the risks associated with such vehicles, including the possibility that the value of the securities or instruments held by an ETF could decrease (or increase in the case of short positions). Lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio investment. In addition, by investing in the Fund, shareholders indirectly bear fees and expenses charged by the Underlying ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in the Fund may exceed the costs of investing directly in Underlying ETFs. The Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

Authorized Participants, Market Makers and Liquidity Providers Concentration

Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem Shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption

12

Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Borrowing Risk

If the Fund borrows money and/or securities, the Fund’s borrowing activities will amplify any increase or decrease in the Fund’s net asset value. The fees and interest which the Fund must pay on borrowings will reduce and may eliminate any net investment profits.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Risk

The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Index Tracking Risk

The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.  To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Issuer-Specific Risk

Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large-Capitalization Risk

Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Leverage Risk

The Fund’s short sales effectively leverage the Fund’s assets. It is possible that the Fund may lose money on both long and short positions at the same time. The Fund’s assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage also creates interest expense that may decrease the Fund’s overall returns.

Management Risk

Because the Fund may not fully replicate its Index and may hold fewer than the total number of securities in its Index and may hold securities not included in its Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

13

Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Market Risk

The values of equity securities in the Index could decline generally or could underperform other investments.

Mid-Capitalization Risk

The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Operational Risk

The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk

The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index.

REIT Risk

The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund’s investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”) treats “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers.  This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Act does not contain a provision permitting a regulated investment company, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in regulated investment companies that invest in such REITs will not.  It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to shareholders.

Short Sales Risk

If the Fund sells a security short and subsequently has to buy the security back at a higher price, the Fund will lose money on the transaction. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales, which has the effect of leveraging the Fund, could increase the exposure of the Fund to the market, increase losses, and increase the volatility of returns.  In December 2015, the Securities and Exchange Commission (“SEC”) proposed a new rule to

14

Hull Tactical US ETF

Notes to the Financial Statements

May 31, 2018 (Unaudited) (Concluded)

7. RISKS OF INVESTING IN THE FUND (continued)

regulate the use by registered investment companies, such as the Fund, of derivatives and financial commitment transactions, such as short sales. Whether and when this proposed rule will be adopted and its potential effects on the Fund are unclear as of the date of this Prospectus.

Trading Risk

Although the Fund’s Shares are currently listed on NYSE Arca, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable.

8. OTHER

At May 31, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2018.

15

Hull Tactical US ETF

Approval of Advisory and Sub-Advisory
Agreements and Board Considerations (Unaudited)

At a meeting held on May 22, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (collectively, the “Agreements”) with respect to the Hull Tactical US ETF (the “Fund”):

•	the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (the “Adviser”), pursuant to which the Adviser currently provides advisory services to the Fund;

•	the sub-advisory agreement between the Adviser and HTAA, LLC (the “Investment Sub-Adviser”), pursuant to which the Investment Sub-Adviser currently provides sub-advisory services to the Fund; and

•	the sub-advisory agreement between the Adviser and Vident Investment Advisory, LLC (the “Trading Sub-Adviser”), pursuant to which the Trading Sub-Adviser currently provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser to the Fund; (ii) the performance of the Fund; (iii) the Adviser’s, Investment Sub-Adviser’s, and Trading Sub-Adviser’s costs and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present. In their deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decisions.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered the Adviser’s, Investment Sub-Adviser’s, and Trading Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that the Adviser’s responsibilities include overseeing the activities of the Investment Sub-Adviser and Trading Sub-Adviser and monitoring compliance with various Fund policies and procedures and applicable securities regulations, the Investment Sub-Adviser is responsible for the day-to-day management of the Fund, except for certain functions delegated to the Trading Sub-Adviser and continuously reviews, supervises, and administers the investment program of the Fund, subject to the supervision of the Adviser and the Board, and the Trading Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Board considered the qualifications, experience, and responsibilities of the Adviser’s, Investment Sub-Adviser’s, and Trading Sub-Adviser’s investment personnel, the quality of the Adviser’s, Investment Sub-Adviser’s, and Trading Sub-Adviser’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed the Adviser’s and Trading Sub-Adviser’s registration forms on Form ADV as well as the Adviser’s and Trading Sub-Adviser’s responses to a detailed series of questions,

16

Hull Tactical US ETF

Approval of Advisory and Sub-Advisory
Agreements and Board Considerations (Unaudited) (Continued)

which included a description of the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with memoranda from the Adviser and Trading Sub-Adviser updating the information previously provided. The Board further noted that it had reviewed the Investment Sub-Adviser’s registration form on Form ADV as well as the Investment Sub-Adviser’s responses to a detailed series of questions, which included a description of the Investment Sub-Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered the Adviser’s, Investment Sub-Adviser’s, and Trading Sub-Adviser’s experience working with ETFs, including the Fund, and noted the Adviser’s and Trading Sub-Adviser’s experience managing other series of the Trust and outside of the Trust. The Board also considered other services provided to the Fund by the Adviser, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board reviewed the Fund’s performance in light of the Fund’s stated investment objective of seeking long-term capital appreciation. The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s benchmark for various time periods ended December 31, 2017. The Board noted that the Fund is actively managed and that the Fund’s total return performance generally underperformed its benchmark but was generally in line with the peer group median for the time periods measured. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider the Adviser’s performance. The Board considered the Adviser’s oversight of the Investment Sub-Adviser and Trading Sub-Adviser as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser.

The Board reviewed the advisory and sub-advisory fees paid to the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was toward the higher end of the range of advisory fees paid by the peer funds. The Board further took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board also noted that the Trading Sub-Adviser’s sub-advisory fee was consistent with the range of fees received by the Trading Sub-Adviser for its service as sub-adviser to other funds. With respect to the Investment Sub-Adviser’s sub-advisory fee, the Board recognized the uniqueness of the Fund and the fact that the Fund was providing shareholders with access to the Investment Sub-Adviser’s proprietary tactical asset allocation model, which other actively managed ETFs would not necessarily be able to offer. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that under the Agreements, the Adviser is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that while the Investment Sub-Adviser has agreed to assume such responsibility, the Adviser is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board also considered that, under the Fund’s investment strategy, the Fund would be expected to invest in other investment companies, which would cause the Fund to indirectly bear the operating expenses of those other investment companies. The Board further noted that the Trading Sub-Adviser’s sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum

17

Hull Tactical US ETF

Approval of Advisory and Sub-Advisory
Agreements and Board Considerations (Unaudited) (Concluded)

annual fee. The Board considered that the sub-advisory fees are paid by the Adviser, not the Fund, and that the fees reflect an arm’s length negotiation between the Adviser and each of the Investment Sub-Adviser and Trading Sub-Adviser. The Board further found that the fees reflected a reasonable allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board considered the costs and expenses incurred by the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser from its relationship with the Fund, and reviewed profitability analyses from the Adviser, Investment Sub-Adviser, and Trading Sub-Adviser with respect to the Fund. In light of this information, the Board concluded for the Fund that the advisory and sub-advisory fees were reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

18

Hull Tactical US ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2016 to May 31, 2018) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/01/17	Ending Account Value 05/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)
Hull Tactical US ETF
Actual Fund Return	$1,000.00	$1,007.70	0.91%	$4.56
Hypothetical 5% Return	$1,000.00	$1,020.39	0.91%	$4.58

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365.

19

Hull Tactical US ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.hulltacticalfunds.com.

20

THIS PAGE INTENTIONALLY LEFT BLANK

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

HTAA, LLC

141 W. Jackson Blvd., Suite 1650

Chicago, IL 60604

Trading Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway, Suite 330

Roswell, GA 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

HTU-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable.

Items 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 7, 2018

By (Signature and Title)	/s/James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 7, 2018